LEASE LIABILITIES - Repayments (Details) $ in Millions	Dec. 31, 2020 CAD ($)
Less than 1 year
LEASE LIABILITIES
Repayments of lease liabilities	$ 37.2
2022
LEASE LIABILITIES
Repayments of lease liabilities	31.0
2023
LEASE LIABILITIES
Repayments of lease liabilities	29.2
2024
LEASE LIABILITIES
Repayments of lease liabilities	23.9
2025
LEASE LIABILITIES
Repayments of lease liabilities	15.0
5 years or more
LEASE LIABILITIES
Repayments of lease liabilities	$ 66.9